Distribution of Profit	12 Months Ended
Dec. 31, 2014
Text Block [Abstract]
Distribution of Profit

10. DISTRIBUTION OF PROFIT

(a)	Dividends

The Company did not propose or pay any dividends on the outstanding Common Stock for the years ended December 31, 2012, 2013 and 2014.

(b)	Profit appropriation

As of December 31, 2013 and 2014, the Company had no distributable reserves.